Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	Years ended December 31,

	2012	2011	2010
Current:
Federal	$8,260	5,706	5,882
State	1,502	1,046	1,086
	9,762	6,752	6,968

Deferred:
Federal	(1,262)	(347)	(513)
State	(66)	(227)	(250)
	(1,328)	(574)	(763)

	$8,434	6,178	6,205

Effective Income Tax Expense And Rate
	Years ended December 31,

	2012	2011	2010

Tax expense at statutory rate of 35%	$9,468	7,841	8,351
Tax-exempt interest	(1,991)	(2,251)	(2,487)
Interest expense disallowance	48	78	117
State taxes, net of Federal benefit	933	532	543
Nondeductible operating expenses	59	62	33
Change in valuation allowance for deferred tax assets	(2)	(2)	(2)
Recovery of state allowance for loan losses	-	-	(167)
Other	(81)	(82)	(183)

Total	$8,434	6,178	6,205

Effective tax rate	30.0%	28.0%	26.0%

Tax Effect Of Temporary Differences
	2012	2011
Deferred tax assets:
Allowance for loan losses - books	$6,861	6,377
Incentive stock and retirement plans	2,387	1,825
Stock options	75	75
Interest on nonaccrual loans	1,054	1,065
Retirement and other reserves	44	44
Gain on sale of premises and equipment – books	612	671
Write-down of available-for-sale securities	184	184
Minority-owned entities	343	285
Net unrealized loss on interest rate swap	2,482	1,722
Other	197	342

Deferred tax assets before allowance	14,239	12,590
Valuation allowance	(76)	(78)

Deferred tax assets	14,163	12,512

Deferred tax liabilities:
Loan servicing rights	1,276	986
Intangible assets	1,262	1,390
Depreciation	370	969
Net unrealized gain on available for sale securities	495	833

Deferred tax liabilities	3,403	4,178

Net deferred tax asset	$10,760	8,334